INCOME AND MINING TAXES - Components of Deferred Tax Assets (Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Deferred income tax assets:
Property, plant and mine development	$ 887	$ 928
Inventory	94	87
Reclamation and remediation	1,702	1,500
Net operating losses, capital losses and tax credits	1,978	1,908
Investment in partnerships and subsidiaries	0	26
Employee-related benefits	75	146
Derivative instruments and unrealized loss on investments	54	74
Foreign Exchange and Financing Obligations	67	62
Silver Streaming Agreement	246	311
Other	202	124
Deferred tax assets gross	5,305	5,166
Valuation allowances	(3,994)	(3,791)
Deferred tax assets net	1,311	1,375
Deferred income tax liabilities:
Property, plant and mine development	(2,176)	(2,409)
Inventory	(62)	(58)
Investment in partnerships and subsidiaries	(615)	(730)
Other	(94)	(53)
Deferred tax liabilities	(2,947)	(3,250)
Net deferred income tax assets (liabilities)	$ (1,636)	$ (1,875)